RELATED PARTIES TRANSACTIONS	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 4. RELATED PARTIES TRANSACTIONS

At December 31, 2016 and 2015, the Company has an outstanding payable of $0 and $11,000 to Lyboltd-Daly, Inc. (the company controlled by Joseph Passalaqua, the Company’s former president). The payables are unsecured, non-interest bearing and have no fixed terms of repayment, and therefore are deemed payable on demand.

From 2011 to 2013, the Company entered into 14 Promissory Notes with Cobalt Blue, LLC. (the company controlled by Joseph Passalaqua, the Company’s former president). On December 22, 2012, the entered into a Promissory Note with Joseph Passalaqua (the Company’s former president). The above notes payables are due on demand and carry 8% annual interest rate. On September 21, 2016, the principal and interest payable were converted to 30,000,000 shares of common stock. The related interest expenses are $0 and $2,656 for the nine months ended September 30, 2017 and 2016, respectively.

At September 30, 2017 and December 31, 2016, the Company has an outstanding payable of $2,106 and $44,839 to Yilaime Corporation (the company controlled by Alton Perkins, the Company’s director). The payables are unsecured, non-interest bearing and have no fixed terms of repayment, and therefore are deemed payable on demand

The Company paid $22,500 rent expenses to Yilaime Corporation for the nine months ended September 30, 2017.